Provisions (Detail 1) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Provisions for expected credit losses	$ 367	$ 214	$ 201
Provisions related to Credit Suisse loan commitments	4,400
Provisions related to litigation, regulatory and similar matters	7,170	3,723	3,042
Acquisition-related contingent liabilities (IFRS 3, Business Combinations)	2,992
Total provisions	14,929	3,937	3,243
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters	6,126	3,306	2,586
Other
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters	1,044	$ 416	$ 456
Credit Suisse
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters	3,487
Total provisions	11,071
Credit Suisse | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters	2,837
Credit Suisse | Other
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters	$ 649